Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Equity

Note 9 - Equity

A.

The Company’s authorized share capital is 1,000,000,000 ordinary shares, with no par value, and 50,000,000 non-voting senior preferred shares, with no par value, divided into 5 classes of 10,000,000 preferred shares in each class.

On September 17, 2024 the ratio between ADSs and shares was changed from 1:10 to 1:200 (each 1 ADS equal 200 shares). In these consolidated financial statements, all numbers of ADSs reflect the reverse share split and ADS ratio change retrospectively

B.	The Company’s share capital

	As of December 31, 2024		As of December 31, 2023
	Number of shares in thousands
	Authorized	Issued and paid-in	Authorized	Issued and paid-in
Shares, no par value	1,000,000	517,129	1,000,000	252,379
Class A preferred shares, no par value	10,000	-	10,000	-
Class B preferred shares, no par value	10,000	-	10,000	-
Class C preferred shares, no par value	10,000	-	10,000	-
Class D preferred shares, no par value	10,000	-	10,000	-
Class E preferred shares, no par value	10,000	-	10,000	-
C.	Changes in share capital during the year

	For the year ended December 31
	2024	(*)2023	(*)2022
	Number of ADSs in thousands
Issued as at January 1	1,261	924	890
Issuance of ADSs (See D below)	930	319	27
Vesting of RSUs	16	18	7
Exercise of warrants and prefunded warrants	379	-	-

Issued as at December 31	2,586	1,261	924

*	Restated to reflect a 1:20 reverse ratio that took place in September 2024. (see also note 9A)

D.	Financing rounds

1.

On December 5, 2024, in a registered direct offering on the NASDAQ, the Company raised USD 2.83 million gross (approximately USD 2.5 million net of placement agent fees). In this registered direct offering, the Company issued an aggregate of 472,668 ADSs at a purchase price of USD 6 per ADS that were recorded in equity in the amount of USD 2.5 million net of issuance expenses.

In addition, the Company issued to the placement agent (or its designees) registered compensation warrants to purchase up to 33,087 ADSs at a value of USD 109 thousand which is included in the net amount raised above, at an exercise price of USD 7. 5 per ADS. The registered placement agent warrants are immediately exercisable and have a term of 5 years from the date of the effective date of the offering.

2.

On July 2, 2024 the Company raised USD 2 million gross (approximately USD 1.8 million net of placement agent fees) in a warrant inducement transaction. In this transaction, the Company induced the exercise of certain existing warrants to purchase an aggregate of 281,675 American Depositary Shares (ADSs) of which 166,469 ADSs held in abeyance. The existing warrants had original exercise prices ranging from $25 to $400 per ADS and were originally issued by the Company in October 2023, June 2020, January 2019 and June 2018. The exercise price for these existing warrants was reduced to $7.2 per ADS. As of December 31, 2024, no ADSs are held in abeyance.

In consideration for the exercise of the existing warrants, the Company issued new unregistered Series A-1 warrants to purchase up to an aggregate of 248,969 ADSs and new unregistered Series A-2 warrants to purchase up to an aggregate of 314,382 ADSs. The new warrants are immediately exercisable at an exercise price of $8 per ADS. The Series A-1 warrants have a term of five years from the issuance date and the Series A-2 warrants have a term of twenty-four months from the issuance date. The cash received in the transaction was allocated to the new warrants, which were recorded as a liability at their fair value adjusted, for deferred difference between the transaction price and the fair value, of USD 2,028 thousand, and the exercise of the existing warrants was treated as a reclassification from the receipt on account of warrants to share premium.

In addition, the Company issued to the placement agent (or its designees) unregistered compensation warrants to purchase up to 19,717 ADSs at an exercise price of USD 9 per ADS at value of $100 thousand. The unregistered placement agent warrants are immediately exercisable and have a term of five years from the date of July 2, 2024.

3.

On October 19, 2023, in a registered direct offering on the NASDAQ, the Company raised USD 5 million gross (approximately USD 4.3 million net of placement agent fees). In this registered direct offering, the Company issued an aggregate of 121,500 ADSs at a purchase price of USD 23 per ADS and pre-funded warrants to purchase up to 95,891 ADS. The Company also issued unregistered warrants to purchase up to an aggregate of 217,391 ADSs (hereinafter the “October 2023 warrants”) which are immediately exercisable, that were recorded as a liability at their fair value at a value of USD 5,348 thousand. The October 2023 warrants have a term of five and a half years and have an exercise price of USD 25 per ADS. During 2024, the pre-funded warrants and the October warrants were exercised as part of the warrant inducement transaction in July.

In connection with the offering and effective upon October 19, 2023, the Company amended certain existing warrants to purchase up to an aggregate of 31,578 ADSs that were previously issued in June 2020 and June 2018 at exercise prices of $180 and $560 per ADS, respectively, such that the amended warrants have a reduced exercise price of $25 per ADS and an extended term of five and a half years from the closing of the offering. The Company recorded USD 761 thousand in issuance expenses in relation to the amendment. During 2024, these warrants were exercised as part of the warrant inducement transaction in July.

In addition, the Company issued to the placement agent (or its designees) unregistered compensation warrants to purchase up to 15,217 ADSs at a value of USD 357 thousand at an exercise price of USD 28.75 per ADS. The unregistered placement agent warrants are immediately exercisable and have a term of five years from the date of October 19, 2023.

In connection with the October 2023 Offering, the Company issued 34,975 ADSs pursuant to an anti-dilution mechanism of that certain Lock-Up and Registration Rights Agreements entered into with former Immunorizon shareholders in connection with the acquisition of Immunorizon in February 2023 (refer to Note 4C).

4.	On June 9, 2021, the Company entered into sales agreement with Jefferies LLC, for the sale of ADSs. In accordance with the terms of the sales agreement, the Company may offer and sell ADSs from time to time through Jefferies, acting as the Company’s agent. The Company originally filed a prospectus for a $50.0 million “at the market” equity offering program (“ATM Program”), but the aggregate offering price was subsequently reduced to $21.0 million on March 23, 2022, to $3.0 million on October 17, 2023 and to $1.33 million on January 6 ,2025. During 2024, 2023 and 2022 the Company sold, under the ATM Program, 457,801, 52,202 and 27,170 ADSs at an average price of $9, $32.6 and $53 per ADS and raised USD 2.97 million, USD 1.56 million and USD 1.49 million gross (approximately USD 2.85 million, USD 1.5 million and USD 1.44 million net of placement agent fees), respectively.
E.	Other equity transactions

	1.	During 2024, the Company issued 3,142 thousand ordinary shares on account of vested RSUs granted in 2021, 2022, 2023 to officers, board members and employees.

	2.	During 2023, the Company issued 3,680 thousand ordinary shares on account of vested RSUs granted in 2021, 2022 to officers, board members and employees.

	3.	During 2022, the Company issued 1,380 thousand ordinary shares on account of vested RSUs granted in 2020 and 2021 to officers, board members and employees.

4.	In February 2023 the Company acquired Immunoraizon – see note 4C.

F.	Non-controlling interests

The following table summarizes the information relating to Tyrnovo that has non-controlling interests of 1.53%, before any intra-group eliminations:

	December 31, 2024	December 31, 2023
TyrNovo Ltd.	in USD thousands
Non-current assets	6	6
Current assets	184	247
Current liabilities	(25,901)	(23,419)
Net assets	(25,711)	(23,166)
Net assets attributable to non-controlling interests	(394)	(355)
Loss for the year	2,545	6,365
Loss allocated to non-controlling interests	39	97